Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Tax Expense (Benefit)

The tax expense (benefit) comprises:

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Current Tax	100,460,629	173,388,429	136,698,765	21,102,652
Deferred Tax	(378,763)	(22,095,408)	(6,813,018)	(1,051,749)
Total	100,081,866	151,293,021	129,885,747	20,050,903

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2013	2014	2015
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.29%	0.38%	0.00%
Effect of tax-free investment income	(1.35%)	(0.62%)	(2.97%)
Effect of uncertain tax positions	0.25%	0.17%	(1.75%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.60%)	(0.07%)	(0.70%)
Effect of deferred tax asset allowance	(0.78%)	—	2.00%
Effect of tax holidays	—	(0.67%)	(1.28%)
Effect of others	1.10%	0.96%	0.16%
	23.91%	25.15%	20.46%

Aggregate Amount and Per Share Effect of the Tax Holiday

The aggregate amount and per share effect of the Tax Holiday (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Aggregate	—	4,007,311	8,103,295	1,250,933
Per share effect-basic	—	0.14	0.29	0.04
Per share effect-diluted	—	0.14	0.27	0.04

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	27,356,981	18,992,967	2,932,009
Tax loss carry forward	5,614,710	36,546,645	5,641,829
Unrealized other income	3,159,084	3,734,748	576,546
Others	1,363,185	358,881	55,402
Gross deferred tax assets	37,493,960	59,633,241	9,205,786
Valuation allowance	—	(12,665,420)	(1,955,204)
Net deferred tax assets	37,493,960	46,967,821	7,250,582
Analysis as:
Current	23,456,121	3,104,253	479,214
Non-current	14,037,839	43,863,568	6,771,368
Deferred tax liabilities:
Unrealized investment income	1,603,184	4,264,027	658,252
Total deferred tax liabilities	1,603,184	4,264,027	658,252
Analysis as:
Current	1,603,184	4,264,027	658,252
Non-current	—	—	—

Movement of Uncertain Tax Positions

The movement of the Group’s uncertain tax positions is summarized as follows:

	RMB	US$
Unrecognized tax benefit—December 31, 2012	9,065,219	1,399,429
Gross increases—accrued interest in current period	925,803	142,919
Settlements	—	—
Reverse due to lapse of statute of limitation	—	—
Exchange rate translation	—	—
Unrecognized tax benefit—December 31, 2013	9,991,022	1,542,348
Gross increases—accrued interest in current period	1,038,963	160,388
Settlements	—	—
Reverse due to lapse of statute of limitations	—	—
Exchange rate translation	97,712	15,084
Unrecognized tax benefit—December 31, 2014	11,127,697	1,717,820
Gross increases—accrued interest in current period	—	—
Settlements	—	—
Reverse due to lapse of statute of limitations	(11,202,168)	(1,729,317)
Exchange rate translation	141,719	21,878
Unrecognized tax benefit—December 31, 2015	67,248	10,381